Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 1,964	$ 2,900
Trade and other receivables (Note 6)	11,552	8,208
Inventories (Note 7)	8,835	10,009
Prepaid expenses	3,030	2,426
Total current assets	25,381	23,543
Non-current assets
Restricted cash	4,139	4,078
Inventories (Note 7)		7,900
Property, plant and equipment (Note 8)	161,299	177,913
Total assets	190,819	213,434
Current liabilities
Trade and other payables	27,060	20,576
Metals contract liability (Note 9)	11,324	11,971
Derivative instruments (Note 10)	991	2,162
Glencore pre-payment facility (Note 11)		1,451
Promissory note (Note 12)	2,500	5,000
Government loan (Note 13)	222	4,499
Total current liabilities	42,097	45,659
Non-current liabilities
Other long-term liabilities	1,815	1,543
Metals contract liability (Note 9)	19,665	28,934
RoyCap convertible debenture (Note 10)	9,621	8,665
Post-employment benefit obligations (Note 14)	6,969	10,866
Decommissioning provision (Note 15)	11,715	13,444
Deferred tax liabilities (Note 22)	348	488
Total liabilities	92,230	109,599
Equity
Share capital (Note 16)	449,374	423,098
Equity reserve	50,905	51,088
Foreign currency translation reserve	9,797	6,833
Deficit	(428,849)	(387,949)
Attributable to shareholders of the Company	81,227	93,070
Non-controlling interests (Note 18)	17,362	10,765
Total equity	98,589	103,835
Total liabilities and equity	$ 190,819	$ 213,434